CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021
Income Statement [Abstract]
Oil and natural gas sales		$ 7,731			$ 12,810			$ 23,496	$ 30,214	$ 15,904
Operating expenses:
Lease operating expenses		10,302			14,880			36,812	55,701	75,330
Production taxes		557			779			1,692	2,032	1,001
General and administrative		2,472,086			1,800,472			7,303,411	3,789,166	8,050,443
Total operating expenses		2,482,945			1,816,131			7,341,915	3,846,899	8,131,416
Other income (expense)
Interest expense					(360,877)				(948,099)	212,201
Interest income					11			1	491	10,428
Total other income (expense)—net					(360,866)			1	(947,608)	(123,296)
Loss before income taxes		(2,475,214)			(2,164,187)			(7,318,418)	(4,764,293)	8,238,808
Provision for income taxes
Net loss	$ 910,538	$ (2,475,214)	$ (2,455,753)	$ (2,387,451)	$ (2,164,187)	$ (1,764,071)	$ (836,035)	$ (7,318,418)	$ (4,764,293)	$ (8,238,808)
Loss per common share:
Basic and Diluted		$ 0.01			$ 0.01			$ 0.04	$ 0.03	$ (8,238,808)
Weighted average number of common shares outstanding:
Basic and Diluted		248,830,516			163,673,730			185,319,449	163,673,730	1